Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2021	Mar. 31, 2020
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 1,376,353	¥ 1,320,665
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	1,174,835	1,123,546
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	182,809	185,359
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	7,865	6,684
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	10,431	4,676
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	413	400
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	8,625	10,536
Fair value of derivative payables	[2]	8,252	10,021
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	4,639	7,232
Fair value of derivative payables	[2]	4,476	6,788
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	3,328	2,926
Fair value of derivative payables	[2]	3,246	2,899
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	531	310
Fair value of derivative payables	[2]	384	266
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	94	30
Fair value of derivative payables	[2]	113	29
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	33	38
Fair value of derivative payables	[2]	¥ 33	¥ 39

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.